Note 7 - Related Party Convertible Bridge Notes (Details) (USD $)	1 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended				1 Months Ended
	Nov. 30, 2012	Feb. 13, 2014	Feb. 13, 2013	Jun. 30, 2013	Apr. 30, 2013	Sep. 27, 2013	Nov. 12, 2013	Dec. 27, 2013	Mar. 05, 2014	May 31, 2014	Aug. 31, 2013	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Aug. 07, 2013	Jul. 07, 2014
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Interest Payable, Current												$ 14,000	$ 237,000
Related Party Convertible Bridge Notes [Member] | November 2012 Convertible Promissory Note [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount	1,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock	5,000,000
Convertible Debt													1,000,000	0
Interest Payable, Current													89,000
Related Party Convertible Bridge Notes [Member] | 2013 Note Purchase Agreement [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock			5,000,000
Convertible Debt													2,500,000	0
Interest Payable, Current													130,000
Maximum Authorized Convertible Promissory Notes Issuable			1,500,000												2,500,000
Proceeds from Convertible Debt			1,000,000	500,000	500,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price			80.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.05
Debt Instrument, Redemption Price, Percentage of Principal Amount and Accrued and Unpaid Interest Redeemed		300.00%
Related Party Convertible Bridge Notes [Member] | September 2013 Note Purchase Agreement [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock						5,000,000
Convertible Debt													500,000	0
Interest Payable, Current													10,000
Maximum Authorized Convertible Promissory Notes Issuable						500,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price						70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 0.05
Related Party Convertible Bridge Notes [Member] | November 2013 Note Purchase Agreement [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock							5,000,000
Convertible Debt													500,000	0
Interest Payable, Current													5,000
Maximum Authorized Convertible Promissory Notes Issuable							500,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price							70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.05
Related Party Convertible Bridge Notes [Member] | December 2013 Note Purchase Agreement [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								9.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock								5,000,000
Convertible Debt													375,000	0
Interest Payable, Current													1,000
Maximum Authorized Convertible Promissory Notes Issuable								375,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price								70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 0.05
Related Party Convertible Bridge Notes [Member] | March 2014 Note Purchase Agreement [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									9.00%
Maximum Authorized Convertible Promissory Notes Issuable									1,250,000
Proceeds from Convertible Debt									200,000	1,050,000
Related Party Convertible Bridge Notes [Member] | July 2013 Note Purchase Agreement [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																9.00%
Maximum Authorized Convertible Promissory Notes Issuable																250,000
Related Party Convertible Bridge Notes [Member] | 2013 Note Purchase Agreement [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Maximum Authorized Convertible Promissory Notes Issuable				2,000,000
Proceeds from Convertible Debt											$ 500,000